INVENTORY (Tables)	12 Months Ended
Dec. 31, 2019
Inventory [Abstract]
Disclosure of detailed information about inventories [Table Text Block]
	December 31, 2019	December 31, 2018

Finished goods	$100,675	$230,315
Raw materials and supplies	3,293,517	3,438,086

	$3,394,192	$3,668,401